Long-term Debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Borrowings
Unamortized discount, debt issuance costs and other	$ (17,800,000)	$ (18,700,000)
Total long term-debt	2,082,200,000	2,081,300,000
Current portion of debt	1,200,000	1,100,000
Total long-term debt, net of current portion	2,081,000,000	2,080,200,000
Letters of credit outstanding	27,100,000	25,200,000
Revolving credit facility
Borrowings
Revolving credit facility	0	0
Availability under revolving line of credit	1,000,000,000	1,000,000,000
2.75% senior notes due 2030
Borrowings
Long-term debt, carrying amount	$ 750,000,000.0	$ 750,000,000.0
Interest rate (as a percent)	2.75%	2.75%
2.75% senior notes due 2030 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes	$ 754,800,000	$ 804,800,000
3.75% senior notes due 2027
Borrowings
Long-term debt, carrying amount	$ 600,000,000.0	$ 600,000,000.0
Interest rate (as a percent)	3.75%	3.75%
3.75% senior notes due 2027 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes	$ 666,200,000	$ 679,300,000
3.5% senior notes due 2024
Borrowings
Long-term debt, carrying amount	$ 400,000,000.0	$ 400,000,000.0
Interest rate (as a percent)	3.50%	3.50%
3.5% senior notes due 2024 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes	$ 432,300,000	$ 438,300,000
3.75% senior notes due 2022
Borrowings
Long-term debt, carrying amount	$ 350,000,000.0	$ 350,000,000.0
Interest rate (as a percent)	3.75%	3.75%
3.75% senior notes due 2022 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes	$ 364,700,000	$ 366,900,000
Revolving credit facility | Letter of credit
Borrowings
Availability under revolving line of credit	53,000,000
Maximum borrowing capacity	$ 80,000,000